Annual Total Returns[BarChart] - PIMCO Low Duration Fund II - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.15%	4.44%	0.04%	0.61%	0.25%	2.19%	1.66%	0.61%	3.80%	3.43%